Expense Example	Dec. 19, 2025 USD ($)
Rayliant Wilshire NxtGen US Large Cap Equity ETF | Rayliant Wilshire NxtGen US Large Cap Equity ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
Rayliant Wilshire NxtGen Emerging Markets Equity ETF | Rayliant Wilshire NxtGen Emerging Markets Equity ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	$ 653